SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

The accompanying consolidated financial statements include the accounts of Melco and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

(b)	Use of Estimates
The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. Estimates are used for, but not limited to, inputs into Company’s estimate allowances for deferred tax assets and credit losses, useful lives and recoverability of long-lived assets and intangible assets, inputs in calculating the fair values of share option, litigation and contingency estimates. These estimates and judgments are based on historical information, information that is currently available to the Company and on various other assumptions that the Company believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

(c)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Company estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

(d)	Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less. Cash equivalents consist of bank time deposits placed with financial institutions with high-credit ratings and quality.

(e)	Restricted Cash
The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Company expects these funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current
portion of restricted cash represents funds that will not be released or utilized within the next twelve months. Restricted cash mainly represents cash deposits in (i) collateral bank accounts for bank guarantees as disclosed in Note 3; and (ii) collateral bank accounts associated with borrowings under the credit facilities as disclosed in Note 11.

(f)	Accounts Receivable and Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of casino accounts receivable. The Company issues credit in the form of markers to approved casino customers following review of creditworthiness. Credit is/can be given to gaming promoters in the Philippines and Cyprus. These receivables can be offset against commissions payable and any other value items held by the Company to the respective customers and gaming promoters for which the Company intends to set off when required. As of December 31, 2024 and 2023, a substantial portion of the Company’s markers were due from customers and gaming promoters residing in various countries. Business and economic conditions, the legal enforceability of gaming debts, foreign currency control measures or other significant events in these countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.
Accounts receivable, including casino, hotel and other receivables, are typically non-interest
bearing and are recorded at amortized cost. Accounts are written off when management deems it is probable the receivables are uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for credit losses is maintained to reduce the Company’s receivables to their carrying amounts, which reflects the net amount the Company expects to collect. The allowance for credit losses is estimated based on specific reviews of the age of the balances owed, the customers’ financial condition, management’s experience with the collection trends of the customers, current business and economic conditions, and management’s expectations of future business and economic conditions.
As of December 31, 2024 and 2023, the credit risks associated with certain casino accounts receivable are mitigated because they are secured by properties with equal or greater value to the carrying amount of the related accounts receivable. Management believes that as of December 31, 2024 and 2023, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

(g)	Inventories
Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or net realizable value. Cost is calculated using the first-in,
first-out,
weighted average and specific identification methods.

(h)	Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets represent current assets that are typically used up or expire within the normal operating cycle of the Company. The prepaid expenses as of December 31, 2024 and 2023 were $59,264 and $67,035, respectively, and the other current assets as of December 31, 2024 and 2023 were $43,257 and $44,653, respectively.

(i)	Assets Held For Sale
Assets (disposal group) classified as held for sale are measured at the lower of their carrying amounts or fair values less costs to sell. Losses are recognized for any initial or subsequent write-down to fair values less costs to sell, while gains are recognized for any subsequent increases in fair values less costs to sell, but not in excess of the cumulative losses previously recognized. Assets are not depreciated and amortized while classified as held for sale.
During the year ended December
31
,
2022
, an impairment of assets held for sale of $
6,794
,
which related to a significant decrease in the market value of a piece of freehold land in Japan as described in

Note 5 which was subsequently disposed during the year ended December 31, 2023, was recognized and included in property charges and other in the accompanying consolidated statements of operations. The fair value of the freehold land as of December 31, 2022 was calculated by using level 3 inputs b ase
d on the market approach.

(j)	Property and Equipment
Property and equipment are stated at cost, net of accumulated depreciation and amortization, and accumulated impairment, if any. Gains or losses on dispositions of property and equipment are included in the accompanying consolidated statements of operations. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.
During the construction and development stage of the Company’s integrated resort facilities, direct and incremental costs related to the design and construction, including costs under construction contracts, duties and tariffs, equipment installations, shipping costs, payroll and payroll-benefit related costs, applicable portions of interest, including amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activities are substantially suspended.
Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as integrated resort facilities are completed and opened.
Property and equipment are depreciated and amortized over the following estimated useful lives on a straight-line basis:

Freehold land	Not depreciated
Land improvements	5 years
Buildings and improvements	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years
During the years ended December 31, 2024, 2023 and 2022, impairments of property and equipment of $3,120, $110,033 and $3,595, being part of the impairment of long-lived assets as described in Note 2(m), were recognized, respectively, and included in property charges and other in the accompanying consolidated statements of operations.

(k)	Capitalized Interest
Interest, including amortization of deferred financing costs, associated with major development and construction projects is capitalized and included in the cost of the projects. The capitalization of interest ceases when the project is substantially completed or the development activities are substantially suspended. The amount to be capitalized is determined by applying the weighted average interest rate of the Company’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year. Total interest expense incurred amounted to

$487,000, $518,255 and $440,654, of which $279, $25,864 and $63,932 were capitalized during the years ended December 31, 2024, 2023 and 2022, respectively.

(l)	Goodwill and Intangible Assets
Goodwill represents the excess of the acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable.
Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are stated at cost, net of accumulated amortization, and accumulated impairment, if any. The Company’s finite-lived intangible assets consist of the previous gaming subconcession for the period up to its expiry on December 31, 2022, the Concession, the Cyprus License (as defined in Note 7), the Sri Lanka License, internal-use
software and proprietary rights. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives on a straight-line basis. The Company’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate the carrying value of the intangible assets may not be recoverable.
Costs incurred to develop software for internal use are capitalized and amortized over the estimated useful lives of the software of 3 to 15 years on a straight-line basis. The capitalization of such costs begins during the application development stage of the software project and ceases once the software project is substantially complete and ready for its intended use. Costs of specified upgrades and enhancements to the internal-use
software are capitalized, while costs associated with preliminary project stage activities, training, maintenance and all other post-implementation stage activities are expensed as incurred.
When performing the impairment analysis for goodwill and intangible assets with indefinite lives, the Company will first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. If the qualitative factors indicate that the carrying amount of the reporting unit is more likely than not to exceed the fair value, then a quantitative impairment test is performed. To perform a quantitative impairment test of intangible assets with indefinite lives, the Company performs an assessment that consists of a comparison of the fair values of the intangible assets with indefinite lives with their carrying amounts. An impairment is recognized in an amount equal to the excess of the carrying amounts over the fair values of the intangible assets with indefinite lives. To perform a quantitative impairment test of goodwill, the Company performs an assessment that consists of a comparison of the carrying value of a reporting unit with its fair value. The fair value of the reporting unit is determined using income valuation approaches through the application of the discounted cash flow method. Estimating fair value of the reporting unit involves significant assumptions, including future revenue growth rates, future market conditions, gross margin, discount rate and terminal growth rate. If the carrying value of the reporting unit exceeds its fair value, an impairment is recognized for the amount by which the carrying value exceeds the reporting unit’s fair value, limited to the total amount of goodwill allocated to that reporting unit.

No
impairment on goodwill and intangible assets with indefinite lives was recognized during the years ended December 31, 2024, 2023 and 2022. As a part of the impairment of long-lived assets recognized during the years ended December 31, 2023 and 2024 as described in Note 2(m), an intangible asset with a finite life for Altira Macau as of December 31, 2024 was fully impaired. No impairment on intangible assets with finite lives was recognized during the year ended December 31, 2022.

(m)	Impairment of Long-lived Assets (Other Than Goodwill)
The Company evaluates the long-lived assets with finite lives to be held and used for impairment whenever indicators of impairment exist. The Company then compares the estimated future cash flows of the assets, on an undiscounted basis, to the carrying values of the assets. Estimating future cash flows of the assets involves significant assumptions, including future revenue growth rates, future market conditions and gross margin. If the undiscounted cash flows exceed the carrying values, no impairments are indicated. If the undiscounted cash flows do not exceed the carrying values, then an impairment charge is recorded based on the fair values of the assets, typically measured using a discounted cash flow model involving significant assumptions, such as discount rates. If an asset is still under development, future cash flows include remaining co nstru
ction costs.
During the year ended December 31, 2023, with the market value of Altira Macau significantly decreased as a result of a change in its forecasted performance given the latest market conditions and lingering disruptions to the business caused by COVID-19 and the Company’s earlier cessation of arrangements with gaming promoters in Macau, the Company recognized an impairment of long-lived assets in relation to Altira Macau of $207,608
which

was recognized and included in property charges and other in the accompanying consolidated statements of operations. Such amount included the impairment of Altira Macau’s property and equipment of $110,033, and the full impairment of the finite-lived intangible assets, land use rights and operating lease
right-of-use
assets
for Altira Macau of $30,435, $65,172 and $1,968,
respectively. During the year ended December 31, 2024, the performance of Altira Macau had not improved and a further impairment of long-lived assets of $3,316 was recognized and included in property charges and other in the accompanying consolidated statements of operations which included impairment of Altira Macau’s property and equipment of $3,120 and the full impairment of the finite-lived intangible assets for Altira Macau of $196.

The fair values of the long-lived assets of Altira Macau were estimated by using level 3 inputs based on a combination of income and cost approaches and the discount rates adopted in the
income approach for the years ended December 31, 2024 and 2023 were 12.6% and 12.3%
,
respectively.
During the year ended December 31, 2022, an impairment of long-lived assets of $3,595 represents the impairment of property and equipment which related to a significant decrease in the market value of an aircraft as described in Note 5, was recognized and included in property charges and other in the accompanying consolidated statements of operations. The fair value of the aircraft was estimated by using level 2 inputs based on a buyer indicative purchase price.

(n)	Deferred Financing Costs
Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized to interest expense over the terms of the related debt agreements using the effective interest method. Deferred financing costs incurred in connection with the issuance of revolving credit facilities are included in other assets, either current or non-current,
in

the accompanying consolidated balance sheets, based on the maturity of each revolving credit facility. All other deferred financing costs are presented as a reduction of long-term debt in the accompanying consolidated balance sheets.

(o)	Land Use Rights
Land use rights represent the upfront land premiums paid for the use of land held under operating leases, which are stated at cost, net of accumulated amortization, and accumulated impairment, if any. Amortization is recognized over the estimated term of the land use rights of 40 years on a straight-line basis.
During the year ended December 31, 2023, land use right for Altira Macau was fully impaired, being part of the impairment of long-lived assets as described in Note 2(m). No impairment on land use rights was recognized during the years ended December 31, 2024 and 2022.

(p)	Leases
At the inception of the contract or upon modification, the Company will perform an assessment as to whether the contract is a lease or contains a lease. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration. A lessee has control of an identified asset if it has both the right to direct the use of the asset and the right to receive substantially all of the economic benefits from the use of the asset.
Finance and operating lease
right-of-use
assets and liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the commencement date. The initial measurement of the right-of-use
assets also includes any prepaid lease payments and any initial direct costs incurred and is reduced by any lease incentive received. For leases where the rate implicit in the lease is not readily determinable, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The expected lease terms include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized on a straight-line basis over the expected lease term. Leases with an expected term of 12 months or less are not accounted for on the balance sheet and the related lease expense is recognized on a straight-line basis over the expected lease term.
The Company’s lease contracts have lease and
non-lease
components. For contracts in which the Company is a lessee, the Company accounts for the lease components and non-lease
components as a single lease component for all classes of underlying assets, except for real estate. For contracts in which the Company is a lessor, all are accounted for as operating leases, and the lease components and non-lease
components are accounted for separately.
During the year ended December 31, 2023, operating lease
right-of-use
assets for Altira Macau were fully impaired, being part of the impairment of long-lived assets as described in Note 2(m). No impairment on operating lease right-of-use
assets was recognized during the years ended December 31, 2024 and 2022.

(q)	Revenue Recognition
The Company’s revenues from contracts with customers consist of casino wagers, sales of rooms, food and beverage, entertainment, retail and other goods and services.

Gross casino revenues are measured by the aggregate net difference between gaming wins and losses. The Company accounts for its casino wagering transactions on a portfolio basis versus an individual basis as all wagers have similar characteristics. Commissions rebated to customers and gaming promoters, cash discounts and other cash incentives earned by customers are recorded as reductions of casino revenues. In addition to the wagers, casino transactions typically include performance obligations related to complimentary goods or services provided to incentivize future gaming or in exchange for incentives or points earned under the Company’s non-discretionary
incentive programs (including loyalty programs).
For casino transactions that include complimentary goods or services provided by the Company to incentivize future gaming, the Company allocates the standalone selling price of each good or service to the appropriate revenue type based on the good or service provided. Complimentary goods or services that are provided under the Company’s control and discretion and supplied by third parties are recorded as operating expenses.
The Company operates different
non-discretionary
incentive programs in certain of its properties which include loyalty programs (the “Loyalty Programs”) to encourage repeat business mainly from loyal slot machine customers and table games patrons. Customers earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. For casino transactions that include points earned under the Loyalty Programs, the Company defers a portion of the revenue by recording the estimated standalone selling prices of the earned points that are expected to be redeemed as a liability. Upon redemption of the points for Company-owned goods or services, the standalone selling price of each good or service is allocated to the appropriate revenue type based on the good or service provided. Upon the redemption of the points with third parties, the redemption amount is deducted from the liability and paid directly to the third party.
After allocating amounts to the complimentary goods or services provided and to the points earned under the Loyalty Programs, the residual amount is recorded as casino revenue when the wagers are settled.
The Company follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for the operations of two of its externally managed hotels and concluded that it is the controlling entity and is the principal to these arrangements. For the operations of these two externally managed hotels, as the Company is the owner of the hotel properties, the hotel managers operate the respective hotels under management agreements providing management services to the Company, and the Company receives all rewards and takes substantial risks associated with the hotel businesses. The Company is the principal and the transactions are, therefore, recognized on a gross basis.
The transaction prices for rooms, food and beverage, entertainment, retail and other goods and services are the net amounts collected from customers for such goods and services that are recorded as revenues when the goods are provided, services are performed or events are held. Service taxes and other applicable taxes collected by the Company are excluded from revenues. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customers. Revenues from contracts with multiple goods or services provided by the Company are allocated to each good or service based on its relative standalone selling price.

Minimum operating and right to use fees representing lease revenues, adjusted for contractual base fees and operating fee escalations, are included in other revenues and are recognized over the terms of the related agreements on a straight-line basis.
Contract and Contract-Related Liabilities
In providing goods and services to customers, there may be a timing difference between cash receipts from customers and recognition of revenues, resulting in a contract or contract-related liability.
The Company primarily has three types of liabilities related to contracts with customers: (1) outstanding gaming chips, which represent the amounts owed in exchange for gaming chips held by customers and gaming promoters, (2) loyalty program liabilities, which represent the deferred allocation of revenues relating to incentives earned from the Loyalty Programs, and (3) advance deposits and ticket sales, which represent casino front money deposits that are funds deposited by customers and gaming promoters before gaming play occurs and advance payments on goods and services yet to be provided such as advance ticket sales and deposits on rooms and convention space. These liabilities are generally expected to be recognized as revenues within one year of being purchased, earned or deposited and are recorded as accrued expenses and other current liabilities in the accompanying consolidated balance sheets. Decreases in these balances generally represent the recognition of revenues and increases in the balances represent additional chips held by customers and gaming promoters, increases in unredeemed incentives relating to the Loyalty Programs and additional deposits made by customers and gaming promoters.
The following table summarizes the activities related to contract and contract-related liabilities:

	Outstanding Gaming Chips		Loyalty Program Liabilities		Advance Deposits and Ticket Sales
	2024	2023	2024	2023	2024	2023
Balance at January 1	$83,012	$37,354	$36,000	$15,568	$250,955	$278,591
Balance at December 31	83,414	83,012	39,108	36,000	253,338	250,955

Increase (Decrease)	$402	$45,658	$3,108	$20,432	$2,383	$(27,636)

(r)	Gaming Taxes and License Fees
The Company is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional
adjustments. These gaming taxes and license fees (including the Cyprus License Fee (as defined in Note 7) prior to the fulfillment of the Cyprus License Requirement (as defined in Note 7)), totaled $1,818,235, $1,489,755 and $489,730 for the years ended December 31, 2024, 2023 and 2022, respectively, are mainly recognized as casino expense in the accompanying consolidated statements of operations.

(s)	Pre-opening Costs
Pre-opening
costs represent personnel, marketing and other costs incurred prior to the opening of new or start-up
operations and are expensed as incurred. During the year ended December 31, 2024, the Company incurred pre-opening costs primarily in connection with the development of the Sri Lanka Casino and other enhancement projects at City of Dreams. During the years ended December 31, 2023 and 2022, the Company incurred
pre-opening
costs primarily in connection with the development of Studio City Phase 2 and City of Dreams Mediterranean. The Company also incurs pre-opening
costs on other
one-off
activities related to the marketing of new facilities and operations.

(t)	Development Costs
Development costs include the costs associated with the Company’s evaluation and pursuit of new business opportunities, which are expensed as incurred.

(u)	Advertising and Promotional Costs
The Company expenses advertising and promotional costs the first time the advertising takes place or as incurred. Advertising and promotional costs included in the accompanying consolidated
statements of operations were $165,299, $100,245 and $29,421 for the years ended December 31, 2024, 2023 and 2022, respectively.

(v)	Interest Income
Interest income is recorded on an accrual basis at the stated interest rate and is recorded in interest income in the accompanying consolidated statements of operations.

(w)	Foreign Currency Transactions and Translations
All transactions in currencies other than functional currencies of Melco and its subsidiaries during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the accompanying consolidated statements of operations.
The functional currency of Melco is the U.S. dollar (“$” or “US$”) and the functional currency of most of Melco’s foreign subsidiaries is the local currency in which the subsidiary operates. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of foreign subsidiaries’ financial statements are recorded as a component of other comprehensive income (loss).

(x)	Comprehensive Income (Loss) and Accumulated Other Comprehensive Losses
Comprehensive income (loss) includes net income (loss) and other non-shareholder
changes in equity, or other comprehensive income (loss). Components of Company’s comprehensive income (loss) are reported in the accompanying consolidated statements of (deficit) equity and consolidated statements of comprehensive income (loss).
As of December 31, 2024 and 2023, the Company’s accumulated other comprehensive losses mainly consisted of foreign currency translation adjustments of $92,658 and $98,599, respectively, net of tax and noncontrolling interests.

(y)	Share-based Compensation Expenses
The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is recognized over the vesting period of the awards on a straight-line basis. Forfeitures are recognized when they occur.
Further information on the Company’s share-based compensation arrangements is included in Note 16.

(z)	Income Tax
The Company is subject to income taxes in Macau, Hong Kong, the Philippines, Cyprus, Sri Lanka and other jurisdictions where it operates.
Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the accompanying consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.
The Company’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Company assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step
approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position, based on the technical merits of the position, will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based on cumulative probability.

(aa)	Net Income (Loss) Attributable to Melco Resorts & Entertainment Limited Per Share
Basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income (loss) attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.
Diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share is calculated by dividing the net income (loss) attributable to Melco Resorts & Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2024	2023	2022
Weighted average number of ordinary shares outstanding used in the calculation of basic net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,296,361,341	1,314,605,173	1,391,154,836

Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	3,069,573	—	—

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	1,299,430,914	1,314,605,173	1,391,154,836

Anti-dilutive share options and restricted shares excluded from the calculation of diluted net income (loss) attributable to Melco Resorts & Entertainment Limited per share	19,537,045	26,921,336	44,366,752

(ab)	Reclassification
Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation. These reclassifications had no impact on net loss, shareholders’ (deficit) equity, or cash flows as previously reported.

(ac)	Recent Changes in Accounting Standards
Newly Adopted Accounting Pronouncement
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Improvements to Reportable Segment Disclosures” which enhances reportable segment disclosure requirements primarily through expanded disclosures about significant segment expenses on an interim and annual basis. ASU 2023-07 should be applied retrospectively to all prior periods presented in the financial statements. The Company adopted ASU 2023-07 for the year ended December 31, 2024. Refer to Note 23 for segment information.
Recent Accounting Pronouncements Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, “Impr
ovem
ents to Income Tax Disclosures” which includes amendments that further enhance income tax disclosures, primarily through providing additional information in the rate reconciliation and additional disclosures about income taxes paid by jurisdiction. The Company plans to adopt ASU 2023-09 for its annual period ending December 31, 2025 and is currently assessing the impact of adoption.
In November 2024, the FASB issued ASU 2024-03, “Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures” which primarily requires disaggregated disclosure of certain expense categories in the notes to the financial statements on an annual and interim basis. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted and the Company is currently assessing the impact of adoption.